Estimates, Significant Accounting Policies and Balance Sheet Detials (Schedule of Property, Plant and Equipment Depreciation and Capitalized Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
Depreciation expense	$ 1,459	$ 1,202	$ 783
Capitalized interest, excluding AFUDC	$ 101	$ 45	$ 99